SEGMENT REPORTING (Summary of Group's revenues by four product groups) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Revenue from External Customer [Line Items]
Revenues	$ 582,849	$ 479,908
Marketing Services [Member]
Revenue from External Customer [Line Items]
Revenues	166,827	202,257
Marketing Services [Member] | New Home [Member]
Revenue from External Customer [Line Items]
Revenues	142,606	176,105
Marketing Services [Member] | Secondary and Rental Properties [Member]
Revenue from External Customer [Line Items]
Revenues	1,008	1,197
Marketing Services [Member] | Home Furnishing and Improvement [Member]
Revenue from External Customer [Line Items]
Revenues	23,213	24,955
E Commerce Services [Member]
Revenue from External Customer [Line Items]
Revenues	300,949	145,600
E Commerce Services [Member] | New Home [Member]
Revenue from External Customer [Line Items]
Revenues	231,172	145,415
E Commerce Services [Member] | Secondary and Rental Properties [Member]
Revenue from External Customer [Line Items]
Revenues	43,010	128
E Commerce Services [Member] | Home Furnishing and Improvement [Member]
Revenue from External Customer [Line Items]
Revenues	26,692	57
E Commerce Services [Member] | Research [Member]
Revenue from External Customer [Line Items]
Revenues	75
Listing Services [Member]
Revenue from External Customer [Line Items]
Revenues	85,661	120,497
Listing Services [Member] | Secondary and Rental Properties [Member]
Revenue from External Customer [Line Items]
Revenues	68,132	104,210
Listing Services [Member] | Research [Member]
Revenue from External Customer [Line Items]
Revenues	16,351	14,019
Listing Services [Member] | Other Product Groups [Member]
Revenue from External Customer [Line Items]
Revenues	$ 1,178	$ 2,268